EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS PER SHARE	Earnings (Loss) Per Share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2020		2019
	Basic	Diluted	Basic	Diluted
Net income	$3,614	$3,614	$4,574	$4,574
Net income attributable to non-controlling interests	(1,290)	(1,290)	(605)	(605)
Net income attributable to the equity holders of Barrick Gold Corporation	$2,324	$2,324	$3,969	$3,969
Weighted average shares outstanding	1,778	1,778	1,758	1,758
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$1.31	$1.31	$2.26	$2.26